Financial Risk Management - Fair value measurement hierarchy of the Group's assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivatives | Cash flow hedges
Fair value measurement hierarchy of the Group's assets and liabilities
Financial asset	€ 338	€ 3,013
Financial liabilities	(17,937)	(2,108)
Financial liabilities at fair value through the consolidated statement of profit and loss
Fair value measurement hierarchy of the Group's assets and liabilities
Financial liabilities	(403)
Financial liabilities at fair value through the consolidated statement of profit and loss | Derivatives
Fair value measurement hierarchy of the Group's assets and liabilities
Financial liabilities	(403)
Financial assets at fair value through consolidated statement of profit and loss
Fair value measurement hierarchy of the Group's assets and liabilities
Financial asset		363
Financial assets at fair value through consolidated statement of profit and loss | Derivatives
Fair value measurement hierarchy of the Group's assets and liabilities
Financial asset		363
Level 2 | Derivatives | Cash flow hedges
Fair value measurement hierarchy of the Group's assets and liabilities
Financial asset	338	3,013
Financial liabilities	(17,937)	(2,108)
Level 2 | Financial liabilities at fair value through the consolidated statement of profit and loss
Fair value measurement hierarchy of the Group's assets and liabilities
Financial liabilities	(403)
Level 2 | Financial liabilities at fair value through the consolidated statement of profit and loss | Derivatives
Fair value measurement hierarchy of the Group's assets and liabilities
Financial liabilities	€ (403)
Level 2 | Financial assets at fair value through consolidated statement of profit and loss
Fair value measurement hierarchy of the Group's assets and liabilities
Financial asset		363
Level 2 | Financial assets at fair value through consolidated statement of profit and loss | Derivatives
Fair value measurement hierarchy of the Group's assets and liabilities
Financial asset		€ 363